UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

Interest rates finished lower in 2010, and hit their low point of the year right at the November elections. A huge Republican victory in November and improving economic prospects triggered a sell-off in the bond market and interest rates rose through year-end. It was another great year for credit–related bond investors as spreads on these bonds reacted positively to an improving economy. Credit spreads narrowed considerably and the lowest-quality bonds performed the best.

The Barclays Capital U.S. Aggregate Bond Index produced a total return of 6.54% for 2010. The Barclays Capital High Yield Index produced a total return of 15.12% during 2010, while the Barclays Emerging Markets Index returned 12.84%. The Barclays CMBS Index returned 20.40% for the year. The 5-year Treasury interest rate finished the year down 69 basis points, to end the year at 2.01%.

The Portfolio outperformed its benchmark (the Barclays Capital U.S. Aggregate Bond Index). Sector management, security selection, and yield curve management were positive contributors to the outperformance. The contribution from sector management was particularly large, as our overweights in the high yield sector, investment-grade corporate sector, and the emerging markets sector all added to performance.

Security selection was very positive in the non-investment grade area and CMBS area. In the investment-grade corporate area, security selection was positive for issuers such as: Zurich Financial, GE Capital, Goldman Sachs, and Republic Services. Security selection detracted from performance for issuers such as Telefonica Emissiones, Morgan Stanley, First Energy/Cleveland Electric Illuminating, and AXA-Equitable Insurance. Security selection was slightly positive in the emerging markets area.

Yield curve management also added to performance in a sizeable way, as an overweight to the intermediate part of the yield curve took advantage of interest rates in this part of the yield curve falling the most during 2010.

Duration management had a negative impact on performance during the year as the Portfolio had less interest sensitivity compared to the benchmark, in a period of falling interest rates.

The Portfolio used Treasury futures to affect duration and yield curve management during the quarter, they had a negative effect on performance as they were used to shorten the Portfolio’s duration during a period of declining interest rates. Security selection of Treasury futures had a negligible effect on performance.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital U.S. Aggregate Bond Index
	10,000.00	10,000.00
2003	9,980.00	10,017.60
2004	10,317.32	10,452.26
2005	10,500.97	10,706.15
2006	10,965.12	11,169.73
2007	11,697.59	11,948.26
2008	11,924.52	12,574.34
2009	13,483.05	13,320.00
2010	14,410.71	14,191.13

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Since Inception (5/21/03)
6.88%	6.54%	4.88%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2010

Moody’s Rating	% of Portfolio Investments
AAA	56.05%
AA	2.74%
A	11.69%
BAA	15.75%
BA	3.77%
B	5.44%
C	2.72%
Withdrawn Rating	0.12%
Not Rated	1.24%
Short Term Investments	0.47%
Preferred Stock	0.01%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$1,000.00	$1,021.62	$3.57

Hypothetical

(5% return before expenses)	$ 1,000.00	$ 1,021.68	$ 3.57

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.70%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

                                          Financial Reports for the Year Ended December 31, 2010

                                          Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC. MAXIM FEDERATED BOND PORTFOLIO SCHEDULE OF INVESTMENTS DECEMBER 31, 2010 BONDS
Par Value ($)		Value ($)

Aerospace & Defense — 0.47%
50,000	Alliant Techsystems Inc	51,813
	6.75% April 1, 2016
100,000	Embraer Overseas Ltd	105,500
	6.38% January 15, 2020
150,000	Embraer Overseas Ltd	157,125
	6.38% January 24, 2017
500,000	Goodrich Corp	472,416
	3.60% February 1, 2021
300,000	Lockheed Martin Corp	318,816
	4.12% March 14, 2013
175,000	TransDigm Inc * †	181,125
	7.75% December 15, 2018
		$1,286,795

Agency — 1.63%
2,500,000	Federal Home Loan Bank	2,834,365
	5.00% November 17, 2017
1,500,000	Freddie Mac	1,625,450
	4.13% September 27, 2013
		$4,459,815

Agency - Pass Through — 17.45%
590,805	Fannie Mae	633,504
	5.50% March 1, 2036
533,734	Fannie Mae	581,792
	6.00% February 1, 2036
365,201	Fannie Mae	407,214
	6.50% June 1, 2036
162,905	Fannie Mae	168,133
	4.50% August 1, 2035
406,656	Fannie Mae	452,294
	6.50% August 1, 2037
369,237	Fannie Mae	395,372
	5.00% February 1, 2018
575,497	Fannie Mae	609,667
	4.50% June 1, 2018
767,998	Fannie Mae ‡	811,235
	5.44% March 1, 2047
6,230	Fannie Mae	6,929
	6.50% April 1, 2037
7,280,879	Fannie Mae	7,481,544
	4.50% July 1, 2039
814,653	Fannie Mae	886,477
	6.00% August 1, 2037
1,226,493	Fannie Mae	1,336,927
	6.00% February 1, 2037

1,021,923	Fannie Mae	1,112,021
	6.00% March 1, 2037
150,638	Freddie Mac	164,184
	6.00% April 1, 2035
124,244	Freddie Mac	136,543
	6.00% November 1, 2033
381,027	Freddie Mac	411,033
	5.50% February 1, 2018
102,650	Freddie Mac	114,619
	6.50% February 1, 2036
325,824	Freddie Mac	335,924
	4.50% November 1, 2035
1,566,132	Freddie Mac	1,678,761
	5.50% August 1, 2035
5,000,500	Freddie Mac	4,969,322
	4.00% December 1, 2040
267,643	Freddie Mac	275,939
	4.50% March 1, 2036
375,527	Freddie Mac	387,167
	4.50% May 1, 2035
4,132,494	Freddie Mac	4,407,730
	5.50% May 1, 2038
134,632	Freddie Mac	146,938
	6.00% May 1, 2021
300,277	Freddie Mac	339,184
	7.00% August 1, 2037
1,086,908	Freddie Mac	1,161,677
	5.50% August 1, 2036
590,895	Freddie Mac	631,543
	5.50% June 1, 2036
282,233	Freddie Mac	306,026
	6.00% August 1, 2037
2,953,227	Freddie Mac	3,102,854
	5.00% April 1, 2037
414,671	Freddie Mac ‡	443,032
	5.90% July 1, 2036
38,700	Freddie Mac	40,643
	4.50% July 1, 2021
3,000,299	Freddie Mac	3,077,364
	4.50% March 1, 2039
1,430,407	Freddie Mac ‡	1,504,136
	3.27% May 1, 2037
86,961	Freddie Mac	91,146
	4.50% April 1, 2021
172,053	Freddie Mac	186,987
	6.00% March 1, 2036
8,000,000	Freddie Mac	8,396,122
	5.00% September 1, 2040
269,002	Freddie Mac	278,333
	4.00% December 1, 2020
186,585	Freddie Mac	197,110
	5.00% March 1, 2022
		$47,667,426

Agriculture — 0.02%
50,000	Darling International Inc †	52,125
	8.50% December 15, 2018
		$52,125

Auto Parts & Equipment — 0.30%
50,000	Affinia Group Holdings Inc †	51,375
	9.00% November 30, 2014
48,000	Affinia Group Inc †	53,440
	10.75% August 15, 2016
50,000	American Axle & Manufacturing Holdings Inc †	55,875
	9.25% January 15, 2017
75,000	Cooper-Standard Automotive Inc †	79,500
	8.50% May 1, 2018
250,000	Johnson Controls Inc	265,555
	5.00% March 30, 2020
50,000	Lear Corp	53,500
	7.88% March 15, 2018
75,000	Stoneridge Inc †	81,000
	9.50% October 15, 2017
50,000	Tenneco Inc * †	51,125
	6.88% December 15, 2020
75,000	Tower Automotive Holdings USA LLC * †	80,625
	10.63% September 1, 2017
50,000	TRW Automotive Inc †	56,000
	8.88% December 1, 2017
		$827,995

Automobiles — 0.09%
185,000	DaimlerChrysler NA Holding Corp	209,433
	6.50% November 15, 2013
100,000	Motors Liquidation Co § @	33,500
	7.40% September 1, 2025
		$242,933

Banks — 0.42%
325,000	City National Corp	317,818
	5.25% September 15, 2020
250,000	Discover Bank	294,278
	8.70% November 18, 2019
250,000	PNC Funding Corp	267,234
	5.63% February 1, 2017
250,000	US Bank NA	272,455
	4.95% October 30, 2014
		$1,151,785

Biotechnology — 0.26%
250,000	Bio-Rad Laboratories Inc	242,744
	4.88% December 15, 2020
200,000	Genentech Inc	220,219
	4.75% July 15, 2015
250,000	Life Technologies Corp	255,663
	3.38% March 1, 2013
		$718,626
Broadcast/Media — 2.32%
36,669	CCH II LLC ^	43,728
	13.50% November 30, 2016
100,000	CCO Holdings LLC	103,000
	7.88% April 30, 2018
100,000	Cinemark USA Inc	108,250
	8.63% June 15, 2019
50,000	Citadel Broadcasting Corp †	51,750
	7.75% December 15, 2018
100,000	Clear Channel Worldwide Holdings Inc	109,500
	9.25% December 15, 2017

350,000	Cox Communications Inc	385,307
	5.45% December 15, 2014
250,000	Cox Communications Inc	274,180
	7.13% October 1, 2012
250,000	Discovery Communications LLC	264,366
	5.05% June 1, 2020
100,000	DISH DBS Corp	103,750
	6.63% October 1, 2014
50,000	Entravision Communications Corp †	52,750
	8.75% August 1, 2017
250,000	Grupo Televisa SA	280,052
	6.63% March 18, 2025
150,000	Grupo Televisa SA	162,441
	6.63% January 15, 2040
500,000	Historic TW Inc	585,674
	6.88% June 15, 2018
50,000	Insight Communications Co Inc †	53,250
	9.38% July 15, 2018
75,000	Interpublic Group of Cos Inc	87,750
	10.00% July 15, 2017
50,000	Lamar Media Corp	53,125
	7.88% April 15, 2018
100,000	Lamar Media Corp	101,500
	6.63% August 15, 2015
100,000	MDC Partners Inc †	110,250
	11.00% November 1, 2016
250,000	NBC Universal Inc †	249,974
	5.95% April 1, 2041
100,000	NET Servicos de Comunicacao SA	114,750
	7.50% January 27, 2020
500,000	News America Holdings Inc	576,247
	9.25% February 1, 2013
50,000	Nexstar Broadcasting Inc †	53,125
	8.88% April 15, 2017
74,858	Nexstar Broadcasting Inc	72,894
	7.00% January 15, 2014
100,000	Regal Cinemas Corp	106,000
	8.63% July 15, 2019
50,000	Sirius XM Radio Inc * †	54,125
	8.75% April 1, 2015
200,000	Time Warner Cable Inc	223,160
	5.85% May 1, 2017
500,000	Time Warner Cable Inc	636,234
	8.75% February 14, 2019
250,000	Time Warner Cable Inc	276,119
	6.75% June 15, 2039
250,000	Time Warner Inc	262,321
	6.10% July 15, 2040
51,242	Umbrella Acquisition Inc †	55,341
	9.75% March 15, 2015
175,000	Visant Corp †	185,938
	10.00% October 1, 2017
350,000	Walt Disney Co	359,870
	5.70% July 15, 2011
75,000	XM Satellite Radio Inc †	77,438
	7.63% November 1, 2018
75,000	XM Satellite Radio Inc †	89,250
	13.00% August 1, 2013
		$6,323,409

Building Materials — 0.22%
50,000	Associated Materials LLC †	52,250
	9.13% November 1, 2017
50,000	Building Materials Corp of America †	50,875
	7.50% March 15, 2020
300,000	Masco Corp	313,838
	7.13% March 15, 2020
50,000	Nortek Inc †	51,625
	10.00% December 1, 2018
75,222	Nortek Inc	80,112
	11.00% December 1, 2013
50,000	Ply Gem Industries Inc	53,500
	11.75% June 15, 2013
		$602,200

Chemicals — 1.27%
384,000	Albemarle Corp	410,413
	5.10% February 1, 2015
50,000	Ashland Inc	57,625
	9.13% June 1, 2017
50,000	CF Industries Inc	53,500
	6.88% May 1, 2018
500,000	Dow Chemical Co	626,624
	8.55% May 15, 2019
145,000	EI du Pont de Nemours & Co	155,740
	5.00% January 15, 2013
100,000	Ferro Corp	105,500
	7.88% August 15, 2018
150,000	Hexion US Finance Corp	160,312
	8.88% February 1, 2018
50,000	Hexion US Financial Corp †	52,875
	9.00% November 15, 2020
50,000	Huntsman International LLC †	54,000
	8.63% March 15, 2021
75,000	Huntsman International LLC	72,562
	5.50% June 30, 2016
50,000	Huntsman International LLC *	54,375
	8.63% March 15, 2020
250,000	Incitec Pivot Finance LLC †	256,006
	6.00% December 10, 2019
75,000	Koppers Inc	80,437
	7.88% December 1, 2019
100,000	Momentive Performance Materials Inc †	105,500
	9.00% January 15, 2021
50,000	Nalco Co * †	51,125
	6.63% January 15, 2019
50,000	Nalco Co	54,188
	8.25% May 15, 2017
50,000	Omnova Solutions Inc †	50,375
	7.88% November 1, 2018
100,000	OXEA Finance †	108,375
	9.50% July 15, 2017
250,000	Praxair Inc	272,099
	4.63% March 30, 2015
200,000	Rohm & Haas Co	218,888
	6.00% September 15, 2017
225,000	RPM International Inc	240,242
	6.50% February 15, 2018
50,000	Scotts Miracle-Gro Co †	50,000
	6.63% December 15, 2020

125,000	Solutia Inc	136,875
	8.75% November 1, 2017	53,000
50,000	Vertellus Specialties Inc †
	9.38% October 1, 2015	$3,480,636

Commercial Mortgage Backed — 7.49%
500,000	Banc of America Commercial Mortgage Inc ‡	532,592
	Series 2007-4 Class A4
	5.74% July 10, 2017
1,900,000	Banc of America Commercial Mortgage Inc	1,937,298
	Series 2007-1 Class A2
	5.38% January 15, 2049
2,700,000	Citigroup/Deustche Bank Commercial Mortgage Trust ‡	2,881,173
	Series 2007-CD5 Class A4
	5.89% August 15, 2017
1,900,000	Citigroup/Deustche Bank Commercial Mortgage Trust	1,957,804
	Series 2007-CD4 Class A3
	5.29% December 11, 2049
1,375,000	Commercial Mortgage Pass Through Certificates †	1,334,752
	Series 2010-C1 Class A3
	4.21% July 10, 2046
2,745,107	Commercial Mortgage Pass Through Certificates †	2,751,284
	Series 2010-C1 Class A1
	3.16% July 10, 2046
219,681	Credit Suisse First Boston Mortgage Securities Corp ‡	225,796
	Series 2005-C6 Class A2FX
	5.21% December 15, 2040
1,200,000	Credit Suisse Mortgage Capital Certificates	1,263,695
	Series 2006-C4 Class AAB
	5.44% September 15, 2039
700,000	JP Morgan Chase Commercial Mortgage Securities Corp †	665,639
	Series 2010-C2 Class A3
	4.07% November 15, 2043
297,141	JP Morgan Chase Commercial Mortgage Securities Corp †	304,371
	Series 2010-C1 Class A1
	3.85% June 15, 2043
1,100,000	JP Morgan Chase Commercial Mortgage Securities Corp	1,142,556
	Series 2007-C1 Class A4
	5.72% February 15, 2051
750,000	LB-UBS Commercial Mortgage Trust ‡	812,945
	Series 2008-C1 Class A2
	6.15% April 15, 2041
200,000	Merrill Lynch Mortgage Trust ‡	191,371
	Series 2008-C1 Class AM
	6.27% February 12, 2051
200,000	Merrill Lynch Mortgage Trust	207,738
	Series 2008-C1 Class A2
	5.43% February 12, 2051
1,000,000	ML-CFC Commercial Mortgage Trust ‡	1,019,579
	Series 2007-6 Class A4
	5.49% March 12, 2051
750,000	Morgan Stanley Capital I ‡	803,084
	Series 2007-IQ15 Class A4
	5.88% June 11, 2049
440,000	Morgan Stanley Capital I	466,162
	Series 2006-IQ12 Class A4
	5.33% December 15, 2043

2,000,000	Wells Fargo Commercial Mortgage Trust †	1,977,489
	Series 2010-C1 Class A2
	4.39% November 15, 2043
		$20,475,328

Communications - Equipment — 0.31%
100,000	Cisco Systems Inc	114,111
	5.50% February 22, 2016
275,000	Cisco Systems Inc	276,723
	5.25% February 22, 2011
400,000	Harris Corp	446,015
	5.95% December 1, 2017
		$836,849

Computer Hardware & Systems — 0.65%
75,000	Activant Solutions Inc	75,375
	9.50% May 1, 2016
500,000	Dell Inc	560,319
	7.10% April 15, 2028
150,000	Hewlett-Packard Co	169,863
	6.13% March 1, 2014
250,000	Hewlett-Packard Co	246,857
	2.13% September 13, 2015
175,000	Hewlett-Packard Co	183,944
	5.25% March 1, 2012
200,000	Hewlett-Packard Co	223,524
	5.40% March 1, 2017
50,000	Seagate HDD Cayman †	50,625
	7.75% December 15, 2018
100,000	Seagate Technology HDD Holdings	100,500
	6.80% October 1, 2016
100,000	Spansion LLC †	99,000
	7.88% November 15, 2017
50,000	Viasystems Inc †	55,875
	12.00% January 15, 2015
		$1,765,882

Computer Software & Services — 0.62%
300,000	Adobe Systems Inc	305,618
	3.25% February 1, 2015
100,000	Allen Systems Group Inc †	100,750
	10.50% November 15, 2016
100,000	BMC Software Inc	115,691
	7.25% June 1, 2018
100,000	CompuCom Systems Inc †	107,500
	12.50% October 1, 2015
100,000	Oracle Corp	116,552
	6.50% April 15, 2038
250,000	Oracle Corp	285,986
	5.75% April 15, 2018
100,000	SERENA Software Inc	102,250
	10.38% March 15, 2016
39,000	SS&C Technologies Inc	40,268
	11.75% December 1, 2013
125,000	SSI Investments II	135,625
	11.13% June 1, 2018
50,000	SunGard Data Systems Inc †	50,625
	7.63% November 15, 2020
100,000	SunGard Data Systems Inc	110,250
	10.63% May 15, 2015

125,000	SunGard Data Systems Inc	131,406
	10.25% August 15, 2015
75,000	Terremark Worldwide Inc	85,875
	12.00% June 15, 2017
		$1,688,396

Conglomerates — 0.48%
850,000	General Electric Co	908,627
	5.00% February 1, 2013
360,000	Koninklijke Philips Electronics NV	403,675
	5.75% March 11, 2018
		$1,312,302

Containers — 0.34%
200,000	Ardagh Packaging Finance PLC †	208,000
	9.13% October 15, 2020
50,000	Berry Plastics Corp	50,125
	9.50% May 15, 2018
75,000	BWAY Holding Co †	80,906
	10.00% June 15, 2018
50,000	BWAY Parent Co Inc †	50,500
	10.13% November 1, 2015
50,000	Cascades Inc	52,250
	7.88% January 15, 2020
100,000	Crown Americas LLC	104,000
	7.75% November 15, 2015
50,000	Graham Packaging Co LP	52,500
	8.25% October 1, 2018
100,000	Graham Packaging Co LP	104,000
	8.25% January 1, 2017
50,000	Graphic Packaging International Inc	52,375
	7.88% October 1, 2018
73,000	Graphic Packaging International Inc	74,460
	9.50% August 15, 2013
50,000	Greif Inc	54,750
	7.75% August 1, 2019
50,000	Rock-Tenn Co	54,500
	9.25% March 15, 2016
		$938,366

Distributors — 0.19%
50,000	American Tire Distributors Inc †	54,000
	9.75% June 1, 2017
50,000	Baker & Taylor Inc †	40,875
	11.50% July 1, 2013
50,000	Interline Brands Inc †	50,750
	7.00% November 15, 2018
100,000	McJunkin Red Man Corp †	94,500
	9.50% December 15, 2016
100,000	SGS International Inc	103,000
	12.00% December 15, 2013
154,218	VWR Funding Inc	161,929
	10.25% July 15, 2015
		$505,054

Electric Companies — 2.80%
250,000	Cleveland Electric Illuminating Co	238,847
	5.95% December 15, 2036
450,000	Commonwealth Edison Co	504,567
	5.80% March 15, 2018

300,000	Consolidated Edison Co of New York	337,623
	5.50% September 15, 2016
300,000	Duke Energy Indiana Inc	341,103
	6.05% June 15, 2016
300,000	EDF SA †	308,693
	5.60% January 27, 2040
75,000	Edison Mission Energy	59,438
	7.00% May 15, 2017
50,000	Energy Future Intermediate Holding Co LLC	51,564
	10.00% December 1, 2020
500,000	Exelon Generation Co LLC	541,285
	5.35% January 15, 2014
250,000	Exelon Generation Co LLC	238,190
	5.75% October 1, 2041
250,000	FirstEnergy Solutions Corp	256,817
	6.05% August 15, 2021
300,000	FPL Group Capital Inc	325,016
	5.35% June 15, 2013
130,000	Majapahit Holding BV	149,825
	7.75% January 20, 2020
300,000	MidAmerican Energy Co	324,203
	4.65% October 1, 2014
550,000	MidAmerican Energy Holdings Co	580,154
	5.95% May 15, 2037
200,000	Northern States Power Co	220,605
	5.25% March 1, 2018
500,000	Pacific Gas & Electric Co	502,837
	4.20% March 1, 2011
100,000	Power Sector Assets & Liabilities Management Corp	116,262
	7.39% December 2, 2024
200,000	Power Sector Assets & Liabilities Management Corp	231,902
	7.25% May 27, 2019
125,000	PPL Energy Supply LLC	120,992
	6.00% December 15, 2036
350,000	PSE&G Power LLC	356,791
	7.75% April 15, 2011
500,000	Southwestern Electric Power Co	503,248
	6.20% March 15, 2040
100,000	Texas Competitive Electric Holdings Co LLC *	56,500
	10.25% November 1, 2015
200,000	Union Electric Co	220,250
	6.00% April 1, 2018
700,000	Virginia Electric & Power Co	752,326
	5.10% November 30, 2012
300,000	Westar Energy Inc	297,019
	5.88% July 15, 2036
		$7,636,057

Electronic Instruments & Equipment — 0.36%
75,000	Baldor Electric Co	84,000
	8.63% February 15, 2017
75,000	Belden Inc	75,938
	7.00% March 15, 2017
90,000	Emerson Electric Co	97,087
	4.88% October 15, 2019
200,000	Emerson Electric Co	208,420
	5.75% November 1, 2011
28,953	FPL Energy National Wind Portfolio LLC †	27,482
	6.13% March 25, 2019
100,000	General Cable Corp	103,000
	7.13% April 1, 2017

120,000	Hubbell Inc	134,996
	5.95% June 1, 2018
185,000	Roper Industries Inc	206,190
	6.63% August 15, 2013
50,000	Sensus USA Inc	50,750
	8.63% December 15, 2013
		$987,863

Electronics - Semiconductor — 0.28%
125,000	Advanced Micro Devices Inc	132,500
	8.13% December 15, 2017
75,000	Freescale Semiconductor Inc †	81,750
	10.75% August 1, 2020
100,000	Freescale Semiconductor Inc †	110,000
	9.25% April 15, 2018
300,000	KLA-Tencor Corp	330,002
	6.90% May 1, 2018
100,000	MagnaChip Semiconductor SA	105,500
	10.50% April 15, 2018
		$759,752

Engineering & Construction — 0.08%
200,000	Voto-Votorantim Overseas Trading Operations NV	208,000
	6.63% September 25, 2019
		$208,000

Financial Services — 3.69%
50,000	Ally Financial Inc	54,625
	8.00% March 15, 2020
50,000	Ally Financial Inc †	50,000
	6.25% December 1, 2017
225,000	Ally Financial Inc	247,500
	8.30% February 12, 2015
250,000	Bank of America Corp	262,806
	5.38% June 15, 2014
100,000	Bank of America Corp	101,633
	4.50% April 1, 2015
50,000	Bankrate Inc †	55,500
	11.75% July 15, 2015
175,000	BlackRock Inc	196,996
	6.25% September 15, 2017
100,000	BM&FBovespa SA †	101,756
	5.50% July 16, 2020
500,000	Boeing Capital Corp	530,675
	6.50% February 15, 2012
100,000	CIT Group Funding Co of Delaware LLC	102,130
	10.25% May 1, 2017
600,000	CIT Group Inc	601,500
	7.00% May 1, 2017
150,000	Citigroup Inc	159,158
	5.13% May 5, 2014
350,000	CME Group Index Services LLC †	352,248
	4.40% March 15, 2018
325,000	Eaton Vance Corp	368,420
	6.50% October 2, 2017
700,000	ERAC USA Finance LLC †	711,799
	5.25% October 1, 2020
250,000	Franklin Resources Inc	259,813
	4.63% May 20, 2020
100,000	Gazprom Via Gaz Capital SA	119,980
	8.63% April 28, 2034

300,000	General Electric Capital Corp	320,126
	4.88% March 4, 2015
500,000	General Electric Capital Corp	577,830
	6.88% January 10, 2039
500,000	General Electric Capital Corp	534,744
	5.50% January 8, 2020
50,000	GMAC Inc	51,375
	6.88% September 15, 2011
50,000	GMAC Inc	53,875
	8.00% November 1, 2031
88,000	GMAC Inc	91,080
	7.00% February 1, 2012
50,000	Icahn Enterprises LP	50,000
	8.00% January 15, 2018
75,000	Interactive Data Corp †	81,375
	10.25% August 1, 2018
50,000	International Lease Finance Corp	51,500
	8.25% December 15, 2020
250,000	International Lease Finance Corp †	268,125
	8.75% March 15, 2017
50,000	International Lease Finance Corp †	53,750
	8.63% September 15, 2015
250,000	Invesco Ltd	259,726
	5.63% April 17, 2012
50,000	Janus Capital Group Inc	54,077
	6.25% June 15, 2012
50,000	Janus Capital Group Inc	52,091
	6.70% June 15, 2017
500,000	JPMorgan Chase & Co	558,373
	6.00% January 15, 2018
100,000	Moody’s Corp	98,792
	5.50% September 1, 2020
250,000	NASDAQ OMX Group Inc	254,458
	4.00% January 15, 2015
500,000	NASDAQ OMX Group Inc	505,187
	5.55% January 15, 2020
500,000	National Rural Utilities Cooperative Finance Corp	689,712
	10.38% November 1, 2018
400,000	National Rural Utilities Cooperative Finance Corp *	441,809
	5.45% February 1, 2018
75,000	Pinnacle Foods Finance LLC	78,094
	9.25% April 1, 2015
50,000	Pinnacle Foods Finance LLC	51,125
	8.25% September 1, 2017
50,000	Pinnacle Foods Finance LLC	53,500
	10.63% April 1, 2017
250,000	State Street Corp	267,474
	4.30% May 30, 2014
250,000	Textron Financial Corp † ‡	210,313
	6.00% February 15, 2067
100,000	TNK-BP Finance SA †	108,750
	7.25% February 2, 2020
		$10,093,800

Food & Beverages — 2.05%
50,000	B&G Foods Inc	52,625
	7.63% January 15, 2018
500,000	Bacardi Ltd †	575,151
	7.45% April 1, 2014
450,000	Bottling Group LLC	512,818
	5.50% April 1, 2016

300,000	Coca-Cola Femsa SAB de CV	308,802
	4.63% February 15, 2020
400,000	Costco Wholesale Corp	420,816
	5.30% March 15, 2012
100,000	Dean Foods Co * †	100,750
	9.75% December 15, 2018
125,000	Dean Foods Co	114,687
	7.00% June 1, 2016
220,000	General Mills Inc	247,422
	5.70% February 15, 2017
300,000	Kellogg Co	318,419
	4.25% March 6, 2013
250,000	Kraft Foods Inc	257,105
	2.63% May 8, 2013
250,000	Kraft Foods Inc	280,157
	6.50% February 9, 2040
400,000	Kraft Foods Inc	427,890
	6.25% June 1, 2012
250,000	Kraft Foods Inc	273,300
	5.25% October 1, 2013
150,000	Kroger Co	142,172
	5.40% July 15, 2040
75,000	Kroger Co	85,998
	6.90% April 15, 2038
225,000	Kroger Co	242,404
	5.00% April 15, 2013
100,000	Michael Foods Inc †	109,250
	9.75% July 15, 2018
250,000	PepsiCo Inc	269,202
	4.65% February 15, 2013
50,000	Reddy Ice Corp	42,750
	13.25% November 1, 2015
50,000	Reddy Ice Corp	51,125
	11.25% March 15, 2015
75,000	Smithfield Foods Inc †	86,438
	10.00% July 15, 2014
50,000	Smithfield Foods Inc	52,000
	7.75% July 1, 2017
200,000	Sysco Corp	212,799
	4.20% February 12, 2013
50,000	TreeHouse Foods Inc	54,187
	7.75% March 1, 2018
225,000	Wal-Mart Stores Inc	256,143
	6.20% April 15, 2038
100,000	Wal-Mart Stores Inc	107,436
	4.25% April 15, 2013
		$5,601,846

Foreign Banks — 0.07%
100,000	Banco BMG SA †	102,681
	8.88% August 5, 2020
100,000	Banco de Credito del Peru †	98,500
	5.38% September 16, 2020
		$201,181

Foreign Governments — 2.56%
1,040,761	Government of Argentina	965,306
	8.28% December 31, 2033
100,000	Government of Brazil	102,000
	4.88% January 22, 2021

160,000	Government of Brazil	213,200
	8.25% January 20, 2034
200,000	Government of Brazil	268,900
	11.00% August 17, 2040
200,000	Government of Colombia	236,000
	7.38% January 27, 2017
500,000	Government of Indonesia	546,271
	6.63% February 17, 2037
500,000	Government of Mexico	557,500
	5.95% March 19, 2019
501,000	Government of Mexico	563,625
	6.75% September 27, 2034
100,000	Government of Panama	111,500
	6.70% January 26, 2036
100,000	Government of Panama	115,500
	7.25% March 15, 2015
100,000	Government of Peru	109,500
	6.55% March 14, 2037
100,000	Government of Poland	112,315
	6.38% July 15, 2019
966,600	Government of Russia	1,117,873
	7.50% March 31, 2030
100,000	Government of South Africa	117,125
	6.88% May 27, 2019
100,000	Government of Sri Lanka †	101,375
	6.25% October 4, 2020
100,000	Government of Turkey	115,000
	7.00% September 26, 2016
100,000	Government of Turkey	111,500
	6.88% March 17, 2036
350,000	Government of Turkey	364,000
	5.63% March 30, 2021
150,000	Government of Turkey	177,750
	7.38% February 5, 2025
300,000	Government of Uruguay	356,250
	7.63% March 21, 2036
950,000	Government of Venezuela	643,625
	9.38% January 13, 2034
		$7,006,115

Gold, Metals & Mining — 1.46%
450,000	Alcoa Inc	467,368
	5.55% February 1, 2017
250,000	ArcelorMittal	247,156
	5.25% August 5, 2020
315,000	ArcelorMittal	335,628
	6.13% June 1, 2018
50,000	Atkore International Inc †	52,000
	9.88% January 1, 2018
500,000	Barrick Gold Corp	613,540
	6.95% April 1, 2019
500,000	BHP Billiton Finance USA Ltd	541,770
	4.80% April 15, 2013
250,000	BHP Billiton Finance USA Ltd	277,646
	5.25% December 15, 2015
75,000	Compass Minerals International Inc	81,750
	8.00% June 1, 2019
100,000	CSN Islands XI Corp †	108,000
	6.88% September 21, 2019
250,000	Gold Fields Orogen Holding BVI Ltd †	239,159
	4.88% October 7, 2020

300,000	Newmont Mining Corp	313,698
	5.88% April 1, 2035
250,000	Rio Tinto Finance USA Ltd	335,762
	9.00% May 1, 2019
100,000	Rio Tinto Finance USA Ltd	116,584
	6.50% July 15, 2018
250,000	Southern Copper Corp	258,874
	6.75% April 16, 2040
		$3,988,935

Health Care Related — 0.90%
400,000	Aetna Inc	408,860
	5.75% June 15, 2011
100,000	Bausch & Lomb Inc	107,000
	9.88% November 1, 2015
50,000	CRC Health Corp	50,125
	10.75% February 1, 2016
50,000	HCA Holdings Inc * †	50,000
	7.75% May 15, 2021
412,000	HCA Inc	441,355
	9.63% November 15, 2016
50,000	HCA Inc	53,500
	7.88% February 15, 2020
50,000	HCA Inc	54,750
	8.50% April 15, 2019
125,000	Multiplan Inc †	132,813
	9.88% September 1, 2018
75,000	National Mentor Holdings Inc	76,125
	11.25% July 1, 2014
50,000	Omnicare Inc	51,500
	7.75% June 1, 2020
75,000	Omnicare Inc	76,313
	6.88% December 15, 2015
200,000	Quest Diagnostics Inc	219,053
	6.40% July 1, 2017
125,000	United Surgical Partners International Inc	130,000
	9.25% May 1, 2017
400,000	UnitedHealth Group Inc	454,058
	6.00% February 15, 2018
150,000	Vanguard Health Holding Co II LLC	153,750
	8.00% February 1, 2018
		$2,459,202

Hotels/Motels — 0.06%
150,000	Wyndham Worldwide Corp	156,965
	6.00% December 1, 2016
		$156,965

Household Goods — 0.45%
75,000	Central Garden & Pet Co	75,938
	8.25% March 1, 2018
75,000	Diversey Holdings Inc	86,250
	10.50% May 15, 2020
75,000	Diversey Inc	81,375
	8.25% November 15, 2019
100,000	Jarden Corp	105,375
	7.50% May 1, 2017
50,000	Libbey Glass Inc †	53,750
	10.00% February 15, 2015
125,000	Norcraft Cos LP	132,812
	10.50% December 15, 2015

46,000	Sealy Mattress Co †	51,980
	10.88% April 15, 2016
150,000	Sealy Mattress Co	153,375
	8.25% June 15, 2014
100,000	Simmons Bedding Co †	108,000
	11.25% July 15, 2015
50,000	Spectrum Brands Inc †	54,937
	9.50% June 15, 2018
110,770	Spectrum Brands Inc	123,647
	12.00% August 28, 2019
200,000	Whirlpool Corp	212,407
	5.50% March 1, 2013
		$1,239,846

Independent Power Producer — 0.08%
75,000	Calpine Corp †	73,875
	7.50% February 15, 2021
150,000	NRG Energy Inc	153,750
	7.38% February 1, 2016
		$227,625

Insurance Related — 2.27%
200,000	ACE INA Holdings Inc	220,382
	5.60% May 15, 2015
175,000	ACE INA Holdings Inc	191,883
	5.70% February 15, 2017
300,000	Aflac Inc	370,948
	8.50% May 15, 2019
375,000	Allstate Corp	409,485
	5.00% August 15, 2014
500,000	AXA SA	560,264
	8.60% December 15, 2030
300,000	Berkshire Hathaway Finance Corp	328,079
	4.85% January 15, 2015
210,000	Chubb Corp	233,324
	5.75% May 15, 2018
50,000	CNA Financial Corp	51,322
	6.00% August 15, 2011
500,000	CNA Financial Corp	497,836
	5.88% August 15, 2020
100,000	Horace Mann Educators Corp	106,460
	6.85% April 15, 2016
250,000	Lincoln National Corp	271,868
	7.00% June 15, 2040
500,000	Massachusetts Mutual Life Insurance Co †	669,214
	8.88% June 1, 2039
250,000	MetLife Inc	289,991
	6.75% June 1, 2016
500,000	MetLife Inc	582,941
	6.82% August 15, 2018
150,000	Nationwide Mutual Insurance Co †	173,973
	9.38% August 15, 2039
230,000	Northwestern Mutual Life Insurance Co †	254,045
	6.06% March 30, 2040
250,000	Pacific Life Global Funding †	267,271
	5.15% April 15, 2013
250,000	PacificLife Corp †	251,521
	6.60% September 15, 2033
140,000	Prudential Financial Inc	155,627
	6.63% December 1, 2037

275,000	Travelers Cos Inc	308,674
	5.50% December 1, 2015
		$6,195,108

Investment Bank/Brokerage Firm — 2.54%
525,000	Bear Stearns Cos LLC	622,158
	7.25% February 1, 2018
125,000	Bear Stearns Cos LLC	137,344
	5.70% November 15, 2014
200,000	FMR LLC †	212,081
	7.57% June 15, 2029
950,000	Goldman Sachs Group Inc	1,046,133
	6.15% April 1, 2018
500,000	Goldman Sachs Group Inc	529,735
	6.13% February 15, 2033
500,000	Goldman Sachs Group Inc	516,681
	5.38% March 15, 2020
500,000	Jefferies Group Inc	571,690
	8.50% July 15, 2019
500,000	Macquarie Group Ltd †	501,959
	6.00% January 14, 2020
500,000	Merrill Lynch & Co Inc	529,449
	6.05% August 15, 2012
550,000	Morgan Stanley	563,215
	4.75% April 1, 2014
100,000	Morgan Stanley	108,300
	6.00% April 28, 2015
200,000	Morgan Stanley	216,954
	6.63% April 1, 2018
175,000	Nuveen Investments Inc	178,937
	10.50% November 15, 2015
75,000	Pinafore LLC †	81,000
	9.00% October 1, 2018
500,000	Raymond James Financial Inc	592,565
	8.60% August 15, 2019
500,000	Xstrata Finance Canada Ltd †	518,971
	5.50% November 16, 2011
		$6,927,172

Leisure & Entertainment — 0.66%
50,000	American Casino & Entertainment Properties LLC	50,750
	11.00% June 15, 2014
100,000	Ameristar Casinos Inc	107,000
	9.25% June 1, 2014
100,000	Cedar Fair LP †	107,625
	9.13% August 1, 2018
125,000	Easton-Bell Sports Inc	137,188
	9.75% December 1, 2016
125,000	Great Canadian Gaming Corp †	127,813
	7.25% February 15, 2015
150,000	Harrah’s Operating Co Inc	168,750
	11.25% June 1, 2017
50,000	Herbst Gaming Inc § @ ~ # ††	0
	7.00% November 15, 2014
50,000	HRP Myrtle Beach Operations LLC † ‡ § @ ~ # ††	0
	0.00% April 1, 2012
75,000	Jacobs Entertainment Inc	72,937
	9.75% June 15, 2014
50,000	MGM Resorts International	57,500
	11.13% November 15, 2017

50,000	MGM Resorts International †	55,000
	9.00% March 15, 2020
125,000	MGM Resorts International	116,875
	7.50% June 1, 2016
50,000	MGM Resorts International	59,125
	13.00% November 15, 2013
75,000	Peninsula Gaming LLC	80,812
	10.75% August 15, 2017
50,000	Peninsula Gaming LLC	52,562
	8.38% August 15, 2015
50,000	Penn National Gaming Inc	55,125
	8.75% August 15, 2019
50,000	San Pasqual Casino †	50,062
	8.00% September 15, 2013
125,000	Seminole Hard Rock Entertainment Inc † ‡	114,375
	2.80% March 15, 2014
50,000	Seminole Indian Tribe of Florida †	51,625
	7.75% October 1, 2017
50,000	Seminole Indian Tribe of Florida †	48,725
	7.80% October 1, 2020
50,000	Universal City Development Partners Ltd	54,625
	10.88% November 15, 2016
100,000	Universal City Development Partners Ltd	106,250
	8.88% November 15, 2015
75,000	Wynn Las Vegas LLC	81,188
	7.75% August 15, 2020
46,000	Yonkers Racing Corp †	50,658
	11.38% July 15, 2016
		$1,806,570

Machinery — 0.71%
75,000	ArvinMeritor Inc	84,375
	10.63% March 15, 2018
350,000	Caterpillar Inc	404,968
	7.00% December 15, 2013
75,000	Cleaver-Brooks Inc †	79,594
	12.25% May 1, 2016
320,000	Dover Corp	354,977
	5.45% March 15, 2018
200,000	Harsco Corp	219,074
	5.75% May 15, 2018
240,000	Ingersoll-Rand Global Holding Co Ltd	276,225
	6.88% August 15, 2018
50,000	Mueller Water Products Inc	55,250
	8.75% September 1, 2020
75,000	Mueller Water Products Inc	72,375
	7.38% June 1, 2017
50,000	Navistar International Corp	53,750
	8.25% November 1, 2021
50,000	SPX Corp	54,375
	7.63% December 15, 2014
250,000	Timken Co	275,195
	6.00% September 15, 2014
		$1,930,158

Manufacturing — 0.12%
50,000	Amsted Industries Inc †	53,063
	8.13% March 15, 2018
50,000	International Wire Group Inc †	52,250
	9.75% April 15, 2015

75,000	Kemet Corp †	80,625
	10.50% May 1, 2018
125,000	RBS Global Inc	132,812
	8.50% May 1, 2018
		$318,750

Medical Products — 0.39%
75,000	Alere Inc	77,250
	9.00% May 15, 2016
250,000	Biomet Inc	276,250
	11.63% October 15, 2017
250,000	Boston Scientific Corp	260,600
	6.00% January 15, 2020
100,000	Boston Scientific Corp	102,102
	4.50% January 15, 2015
145,000	Covidien International Finance SA	156,291
	5.45% October 15, 2012
75,000	Inverness Medical Innovations Inc	75,187
	7.88% February 1, 2016
125,000	Universal Hospital Services Inc	128,438
	8.50% June 1, 2015
		$1,076,118

Miscellaneous — 0.54%
150,000	ARAMARK Corp	156,750
	8.50% February 1, 2015
100,000	Aspect Software Inc †	102,625
	10.63% May 15, 2017
50,000	Ceridian Corp	49,500
	11.25% November 15, 2015
75,000	Express LLC	79,687
	8.75% March 1, 2018
100,000	Garda World Security Corp †	107,250
	9.75% March 15, 2017
100,000	GXS Worldwide Inc	98,750
	9.75% June 15, 2015
250,000	Hutchison Whampoa International Ltd †	299,883
	7.63% April 9, 2019
3,000	KAR Auction Services Inc	3,180
	10.00% May 1, 2015
100,000	KAR Auction Services Inc	104,000
	8.75% May 1, 2014
75,000	Prestige Brands Inc †	77,625
	8.25% April 1, 2018
75,000	Reynolds Group Issuer Inc †	75,375
	8.50% May 15, 2018
100,000	Reynolds Group Issuer Inc †	105,750
	7.75% October 15, 2016
100,000	Reynolds Group Issuer Inc †	103,625
	9.00% April 15, 2019
100,000	United Rentals North America Inc	101,750
	8.38% September 15, 2020
		$1,465,750

Oil & Gas — 3.61%
250,000	Apache Corp	242,909
	5.10% September 1, 2040
75,000	Aquilex Holdings LLC	75,937
	11.13% December 15, 2016
100,000	ATP Oil & Gas Corp †	94,500
	11.88% May 1, 2015

100,000	BASiC Energy Services Inc	97,000
	7.13% April 15, 2016
50,000	Berry Petroleum Co	50,250
	6.75% November 1, 2020
100,000	Bumi Investment Pte Ltd †	109,000
	10.75% October 6, 2017
400,000	Canadian Natural Resources Ltd	415,759
	5.85% February 1, 2035
100,000	Chesapeake Energy Corp	112,750
	9.50% February 15, 2015
125,000	Cie Generale de Geophysique-Veritas	128,125
	7.75% May 15, 2017
75,000	Coffeyville Resources LLC †	80,625
	10.88% April 1, 2017
50,000	Complete Production Services Inc	51,750
	8.00% December 15, 2016
50,000	Concho Resources Inc	51,250
	7.00% January 15, 2021
130,000	Conoco Funding Co	160,736
	7.25% October 15, 2031
500,000	ConocoPhillips Australia Funding Co	548,257
	5.50% April 15, 2013
125,000	Crosstex Energy LP	133,906
	8.88% February 15, 2018
50,000	Denbury Resources Inc	54,250
	8.25% February 15, 2020
50,000	Ecopetrol SA	57,750
	7.63% July 23, 2019
50,000	El Paso Corp	49,737
	7.80% August 1, 2031
450,000	Enbridge Energy Partners LP	427,833
	5.50% September 15, 2040
155,000	Enbridge Inc	174,452
	5.60% April 1, 2017
125,000	Energy Transfer Equity LP	128,750
	7.50% October 15, 2020
75,000	EXCO Resources Inc	73,500
	7.50% September 15, 2018
750,000	Florida Gas Transmission Co LLC †	781,087
	5.45% July 15, 2020
50,000	Frac Tech Services LLC †	50,750
	7.13% November 15, 2018
400,000	Hess Corp	397,093
	5.60% February 15, 2041
50,000	Hilcorp Energy I LP †	51,625
	7.75% November 1, 2015
150,000	Husky Energy Inc	165,418
	6.15% June 15, 2019
200,000	KazMunayGas National Co †	198,240
	6.38% April 9, 2021
200,000	Kinder Morgan Energy Partners LP	220,263
	5.95% February 15, 2018
250,000	Kinder Morgan Energy Partners LP	262,834
	6.55% September 15, 2040
250,000	Kinder Morgan Energy Partners LP	268,063
	5.85% September 15, 2012
50,000	Linn Energy LLC	57,250
	11.75% May 15, 2017
50,000	Linn Energy LLC †	53,875
	8.63% April 15, 2020

200,000	Lukoil International Finance BV †	200,240
	6.13% November 9, 2020
50,000	MarkWest Energy Partners LP	50,000
	6.75% November 1, 2020
100,000	MarkWest Energy Partners LP	108,250
	8.75% April 15, 2018
535,000	Nabors Industries Inc †	518,973
	5.00% September 15, 2020
100,000	Niska Gas Storage US LLC †	107,000
	8.88% March 15, 2018
150,000	Pacific Rubiales Energy Corp †	168,750
	8.75% November 10, 2016
100,000	Petrobras International Finance Co	118,217
	7.88% March 15, 2019
125,000	Petrohawk Energy Corp	126,250
	7.25% August 15, 2018
300,000	Petroleos Mexicanos	318,000
	6.00% March 5, 2020
100,000	PHI Inc †	102,500
	8.63% October 15, 2018
27,800	Qatar Petroleum †	28,328
	5.58% May 30, 2011
50,000	Regency Energy Partners LP	50,625
	6.88% December 1, 2018
50,000	Regency Energy Partners LP	54,875
	9.38% June 1, 2016
50,000	SandRidge Energy Inc †	50,750
	8.00% June 1, 2018
50,000	Southern Star Central Corp	50,500
	6.75% March 1, 2016
250,000	Spectra Energy Capital LLC	271,125
	6.25% February 15, 2013
50,000	Thermon Industries Inc †	53,250
	9.50% May 1, 2017
50,000	Valero Energy Corp	52,685
	4.75% April 1, 2014
150,000	Valero Energy Corp	186,192
	9.38% March 15, 2019
50,000	Valero Energy Corp	53,209
	6.88% April 15, 2012
400,000	Valero Energy Corp	422,355
	7.50% April 15, 2032
40,000	Weatherford International Ltd Bermuda	42,906
	7.00% March 15, 2038
100,000	Weatherford International Ltd Bermuda	107,634
	6.00% March 15, 2018
300,000	Williams Partners LP	310,980
	5.25% March 15, 2020
300,000	XTO Energy Inc	363,779
	6.38% June 15, 2038
105,000	XTO Energy Inc	132,032
	6.75% August 1, 2037
		$9,874,929

Paper & Forest Products — 0.43%
75,000	Boise Paper Holdings LLC	81,937
	9.00% November 1, 2017
50,000	Clearwater Paper Corp	57,125
	10.63% June 15, 2016
125,000	Georgia-Pacific LLC †	141,094
	8.25% May 1, 2016

500,000	International Paper Co	590,582
	7.50% August 15, 2021
300,000	Weyerhaeuser Co	303,266
	7.38% March 15, 2032
		$1,174,004

Personal Loans — 0.94%
125,000	American Express Credit Corp	122,961
	2.75% September 15, 2015
400,000	American Express Credit Corp	435,015
	5.88% May 2, 2013
350,000	American Honda Finance Corp †	372,862
	4.63% April 2, 2013
250,000	Capital One Bank USA NA	307,510
	8.80% July 15, 2019
250,000	Capital One Financial Corp	284,483
	7.38% May 23, 2014
50,000	Ford Motor Credit Co LLC	58,171
	8.13% January 15, 2020
125,000	Ford Motor Credit Co LLC	134,326
	7.00% April 15, 2015
75,000	Ford Motor Credit Co LLC	83,809
	8.00% December 15, 2016
75,000	Ford Motor Credit Co LLC	82,628
	8.00% June 1, 2014
500,000	HSBC Finance Capital Trust IX ‡	460,000
	7.55% November 30, 2035
200,000	HSBC Finance Corp	214,589
	7.00% May 15, 2012
		$2,556,354

Pharmaceuticals — 0.33%
350,000	Abbott Laboratories	378,419
	5.15% November 30, 2012
300,000	Eli Lilly & Co	332,532
	5.20% March 15, 2017
150,000	Pharmacia Corp	178,613
	6.50% December 1, 2018
		$889,564

Pollution Control — 0.38%
50,000	Aleris International Inc ^ #	225
	9.00% December 15, 2014
250,000	Republic Services Inc	270,992
	6.20% March 1, 2040
750,000	Republic Services Inc	774,232
	6.75% August 15, 2011
		$1,045,449

Printing & Publishing — 0.16%
100,000	MediMedia USA Inc †	86,000
	11.38% November 15, 2014
75,000	Nielsen Finance LLC	86,625
	11.50% May 1, 2016
75,000	Nielsen Finance LLC †	77,625
	7.75% October 15, 2018
50,000	Nielsen Finance LLC **	52,500
	Step Bond 0% - 12.50%
	2.03% August 1, 2016
50,000	Nielsen Finance LLC	57,875
	11.63% February 1, 2014

75,000	ProQuest LLC †	77,250
	9.00% October 15, 2018
		$437,875

Railroads — 0.73%
375,000	Burlington Northern Santa Fe LLC	408,299
	4.88% January 15, 2015
250,000	Burlington Northern Santa Fe LLC	258,654
	5.75% May 1, 2040
75,000	Kansas City Southern Railway	80,625
	8.00% June 1, 2015
400,000	Norfolk Southern Corp	402,238
	6.75% February 15, 2011
250,000	Union Pacific Corp	311,957
	7.88% January 15, 2019
500,000	Union Pacific Corp	537,675
	4.88% January 15, 2015
		$1,999,448

Real Estate — 0.35%
300,000	AMB Property LP	323,969
	6.30% June 1, 2013
250,000	AvalonBay Communities Inc	275,547
	5.70% March 15, 2017
50,000	Host Hotels & Resorts LP	51,500
	6.88% November 1, 2014
100,000	Qatari Diar Finance QSC †	99,525
	5.00% July 21, 2020
100,000	Simon Property Group LP	112,395
	6.13% May 30, 2018
100,000	Ventas Realty LP	103,995
	6.50% June 1, 2016
		$966,931

Restaurants — 0.19%
50,000	Blue Acquisition Sub Inc †	53,250
	9.88% October 15, 2018
150,000	DineEquity Inc †	159,000
	9.50% October 30, 2018
175,000	Dunkin Finance Corp †	176,750
	9.63% December 1, 2018
125,000	NPC International Inc	127,813
	9.50% May 1, 2014
		$516,813

Retail — 0.96%
175,000	Best Buy Co Inc	193,581
	6.75% July 15, 2013
100,000	CVS Caremark Corp	111,265
	5.75% June 1, 2017
50,000	Ferrellgas LP †	48,750
	6.50% May 1, 2021
50,000	General Nutrition Centers Inc	50,750
	10.75% March 15, 2015
75,000	General Nutrition Centers Inc ‡	74,250
	5.75% March 15, 2014
100,000	Giraffe Acquisition Corp †	104,250
	9.13% December 1, 2018
75,000	Hillman Group Inc	82,313
	10.88% June 1, 2018

100,000	Inergy LP/Inergy Finance Corp	101,500
	6.88% December 15, 2014
200,000	JC Penney Corp Inc	197,000
	5.75% February 15, 2018
50,000	Limited Brands Inc	57,125
	8.50% June 15, 2019
75,000	Macy’s Retail Holdings Inc	73,687
	6.90% April 1, 2029
50,000	Nebraska Book Co Inc	49,750
	10.00% December 1, 2011
50,000	Nebraska Book Co Inc	43,750
	8.63% March 15, 2012
125,000	Penske Automotive Group Inc	127,500
	7.75% December 15, 2016
125,000	Petco Animal Supplies Inc †	131,719
	9.25% December 1, 2018
50,000	QVC Inc †	52,625
	7.50% October 1, 2019
50,000	QVC Inc †	52,375
	7.13% April 15, 2017
100,000	Sally Holdings LLC	110,250
	10.50% November 15, 2016
500,000	Sherwin-Williams Co	514,464
	3.13% December 15, 2014
50,000	Suburban Propane Partners LP	53,375
	7.38% March 15, 2020
300,000	Target Corp	315,907
	5.88% March 1, 2012
75,000	Toys R Us Property Co I LLC	85,500
	10.75% July 15, 2017
		$2,631,686

Savings & Loans — 0.03%
75,000	Credito Real SA de CV †	78,750
	10.25% April 14, 2015
		$78,750

Specialized Services — 1.20%
50,000	Altegrity Inc †	51,063
	11.75% May 1, 2016
75,000	Altegrity Inc †	76,969
	10.50% November 1, 2015
250,000	Anglo American Capital PLC †	253,876
	4.45% September 27, 2020
50,000	BP Capital Markets PLC	49,966
	3.13% October 1, 2015
300,000	Capital One Capital IV ‡	296,250
	6.75% February 17, 2037
175,000	Capital One Capital V	187,250
	10.25% August 15, 2039
50,000	Case New Holland Inc †	54,625
	7.88% December 1, 2017
50,000	Celanese US Holdings LLC †	51,625
	6.63% October 15, 2018
75,000	CHC Helicopter SA †	77,625
	9.25% October 15, 2020
25,000	Fidelity National Information Services Inc †	26,437
	7.88% July 15, 2020
50,000	Fidelity National Information Services Inc †	52,625
	7.63% July 15, 2017

100,000	Fox Acquisition Sub LLC †	109,500
	13.38% July 15, 2016
50,000	Holly Energy Partners LP	49,500
	6.25% March 1, 2015
500,000	IBM	636,479
	7.63% October 15, 2018
100,000	Inmarsat Finance PLC †	105,000
	7.38% December 1, 2017
100,000	Knowledge Learning Corp †	98,000
	7.75% February 1, 2015
75,000	Lender Processing Services Inc	76,875
	8.13% July 1, 2016
50,000	Mantech International Corp	52,250
	7.25% April 15, 2018
50,000	Maxim Crane Works LP †	48,562
	12.25% April 15, 2015
75,000	Reliance Intermediate Holdings LP †	78,844
	9.50% December 15, 2019
50,000	RSC Equipment Rental Inc	55,750
	10.25% November 15, 2019
75,000	RSC Equipment Rental Inc †	84,375
	10.00% July 15, 2017
100,000	Sitel LLC †	82,500
	11.50% April 1, 2018
75,000	Stream Global Services Inc	75,562
	11.25% October 1, 2014
250,000	Teco Finance Inc	259,192
	5.15% March 15, 2020
100,000	Virgin Media Finance PLC	113,000
	9.50% August 15, 2016
175,000	Yankee Acquisition Corp	182,437
	9.75% February 15, 2017
		$3,286,137

Supranationals — 0.20%
250,000	Corp Andina de Fomento	247,839
	3.75% January 15, 2016
250,000	Corp Andina de Fomento	294,395
	8.13% June 4, 2019
		$542,234

Telephone & Telecommunications — 2.69%
250,000	America Movil SAB de CV	276,789
	5.75% January 15, 2015
200,000	America Movil SAB de CV	208,161
	5.00% October 16, 2019
250,000	American Tower Corp	247,816
	4.50% January 15, 2018
540,000	AT&T Inc	590,812
	5.10% September 15, 2014
450,000	AT&T Inc	511,277
	6.70% November 15, 2013
300,000	AT&T Wireless Services Inc	405,624
	8.75% March 1, 2031
250,000	CenturyTel Inc	250,756
	6.15% September 15, 2019
300,000	Deutsche Telekom International Finance BV	322,420
	4.88% July 8, 2014
100,000	Digicel Group Ltd † #	110,000
	10.50% April 15, 2018

125,000	Digicel Group Ltd † #	126,562
	9.13% January 15, 2015
100,000	Digicel Ltd † #	102,500
	8.25% September 1, 2017
200,000	Intelsat Intermediate Holding Co SA	206,000
	9.50% February 1, 2015
125,000	Intelsat Jackson Holdings SA	134,688
	11.25% June 15, 2016
75,000	MetroPCS Wireless Inc	71,438
	6.63% November 15, 2020
50,000	MetroPCS Wireless Inc	51,875
	7.88% September 1, 2018
175,000	Nextel Communications Inc	175,219
	7.38% August 1, 2015
200,000	Qtel International Finance Ltd †	190,814
	4.75% February 16, 2021
600,000	Rogers Communications Inc	721,355
	6.80% August 15, 2018
50,000	SBA Telecommunications Inc	54,125
	8.00% August 15, 2016
300,000	Sprint Capital Corp	296,250
	6.90% May 1, 2019
50,000	Sprint Nextel Corp *	53,625
	8.38% August 15, 2017
50,000	Syniverse Holdings Inc †	51,625
	9.13% January 15, 2019
300,000	Telefonica Emisiones SAU	306,953
	7.05% June 20, 2036
250,000	Telefonica Emisiones SAU	266,922
	5.86% February 4, 2013
100,000	Telemar Norte Leste SA †	96,250
	5.50% October 23, 2020
100,000	Telemovil Finance Co Ltd †	103,000
	8.00% October 1, 2017
50,000	tw telecom holdings inc	53,125
	8.00% March 1, 2018
575,000	Verizon Communications Inc	653,155
	6.10% April 15, 2018
150,000	Vodafone Group PLC	157,284
	5.35% February 27, 2012
200,000	Vodafone Group PLC	223,269
	5.63% February 27, 2017
75,000	West Corp †	76,313
	7.88% January 15, 2019
50,000	West Corp †	53,000
	8.63% October 1, 2018
100,000	West Corp	108,500
	11.00% October 15, 2016
75,000	Windstream Corp	78,750
	8.13% September 1, 2018
		$7,336,252

Tobacco — 0.32%
100,000	Altria Group Inc	130,504
	9.25% August 6, 2019
450,000	Philip Morris International Inc	507,341
	5.65% May 16, 2018
200,000	Reynolds American Inc	234,162
	7.75% June 1, 2018
		$872,007

Transportation — 0.13%
50,000	Avis Budget Car Rental LLC †	50,500
	8.25% January 15, 2019
100,000	Avis Budget Car Rental LLC *	107,750
	9.63% March 15, 2018
50,000	Hertz Corp * †	50,500
	7.38% January 15, 2021
50,000	Hertz Corp †	51,875
	7.50% October 15, 2018
100,000	Hertz Corp	102,250
	8.88% January 1, 2014
		$362,875

U.S. Government — 16.21%
2,500,000	United States of America T-Note	2,541,505
	1.50% July 15, 2012
3,000,000	United States of America T-Note	3,139,452
	2.63% June 30, 2014
3,000,000	United States of America T-Note	3,071,016
	2.63% April 30, 2016
4,000,000	United States of America T-Note	3,880,936
	1.25% September 30, 2015
6,900,000	United States of America T-Note	7,005,114
	1.38% January 15, 2013
7,000,000	United States of America T-Note	7,332,500
	3.25% December 31, 2016
7,000,000	United States of America T-Note	7,159,138
	1.88% April 30, 2014
2,500,000	United States of America T-Bond	2,462,890
	4.25% May 15, 2039
2,000,000	United States of America T-Bond	1,723,438
	3.50% February 15, 2039
1,500,000	United States of America T-Bond	1,545,468
	4.50% May 15, 2038
150,000	United States of America T-Note	165,176
	4.13% May 15, 2015
2,000,000	United States of America T-Bond	1,967,500
	4.25% November 15, 2040
2,500,000	United States of America T-Bond	2,302,735
	3.88% August 15, 2040
		$44,296,868

U.S. Municipal — 0.00%
50,000	State of Illinois # ††	375
	0.00% November 15, 2016
		$375

Utilities — 0.35%
100,000	AmeriGas Partners LP	102,750
	7.25% May 20, 2015
150,000	Dubai Electricity & Water Authority †	140,290
	7.38% October 21, 2020
250,000	Sempra Energy	336,089
	9.80% February 15, 2019
350,000	Southern California Gas Co	385,645
	5.50% March 15, 2014
		$964,774

TOTAL BONDS — 85.81%		$234,456,060
(Cost $225,178,755)

PREFERRED STOCK

Shares		Value ($)
Financial Services — 0.01%
43	GMAC Inc †	40,639

TOTAL PREFERRED STOCK — 0.01%		$40,639
(Cost $10,750)

SHORT-TERM INVESTMENTS

Par Value ($)		Value ($)
2,500,000	Fannie Mae	2,499,904
	0.06% January 24, 2011
8,500,000	Federal Home Loan Bank	8,499,910
	0.02% January 20, 2011
15,444,000	Federal Home Loan Bank	15,443,999
	0.00% January 3, 2011
2,000,000	Federal Home Loan Bank	1,999,985
	0.07% January 5, 2011
8,500,000	Federal Home Loan Bank	8,499,873
	0.09% January 7, 2011

TOTAL SHORT-TERM INVESTMENTS — 13.52%		$36,943,671
(Cost $36,943,671)

SECURITIES LENDING COLLATERAL

Par Value ($)		Value ($)
342,893	Undivided interest of 1.28% in a repurchase agreement (Principal Amount/Value $26,757,000 with a maturity value of $26,757,624) with Household Bank Securities Inc, 0.21%, dated 12/31/10, to be repurchased at $342,893 on 1/3/11, collateralized by U.S. Treasury, 1.88%, 8/31/17 and Sallie Mae, 0.00%, 10/3/22, with a value of $27,292,595.	342,893

342,893	Undivided interest of 1.27% in a repurchase agreement (Principal Amount/Value $26,977,000 with a maturity value of $26,977,510) with BNP Paribas Securities Corp, 0.17%, dated 12/31/10, to be repurchased at $342,893 on 1/3/11, collateralized by various U.S. Government or agency securities, 0.00% - 10.35%, 1/4/11 - 2/9/40, with a value of $27,516,541.	342,893

342,894	Undivided interest of 1.26% in a repurchase agreement (Principal Amount/Value $27,211,000 with a maturity value of $27,211,514 with Merrill Lynch, Pierce, Fenner & Smith, 0.17%, dated 12/31/10, to be repurchased at $342,894 on 1/3/11, collateralized by GNMA, 2.63% - 9.50%, 10/15/11 - 4/15/53, with a value of $27,755,220.	342,894

245,070	Undivided interest of 0.90% in a repurchase agreement (Principal Amount/Value $27,239,000 with a maturity value of $27,239,605) with Barclays Capital Inc, 0.20%, dated 12/31/10, to be repurchased at $245,070 on 1/3/11, collateralized by U.S. Treasury, 0.38% - 0.63%, 6/30/12 - 9/30/12, with a value of $27,783,781.	245,070

TOTAL SECURITIES LENDING COLLATERAL — 0.47%		$1,273,750
(Cost $1,273,750)

TOTAL INVESTMENTS — 99.81%		$272,714,120
(Cost $263,406,926)

OTHER ASSETS & LIABILITIES — 0.19%	$527,541

TOTAL NET ASSETS — 100%	$273,241,661

Legend

*	A portion or all of the security is on loan at December 31, 2010.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
‡	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2010.
§	Security in default on interest payments during the last 12 months. At December 31, 2010, the aggregate market value of the securities was $33,500, representing 0.01% of net assets.
@	Security in bankruptcy at December 31, 2010.
^	Security in default, some interest payments received during the last 12 months. At December 31, 2010, the aggregate market value of the securities was $43,953, representing 0.02% of net assets.
#	Illiquid security
~	Security has no market value at December 31, 2010.
††	Security is fair valued at December 31, 2010.
**

Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at December 31, 2010. Maturity date disclosed represents final maturity date.

At December 31, 2010, the Portfolio had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
US 10Yr Treasury Note Long Futures	155	$18,667,813	March 2011	$(483,304)
US 5Yr Treasury Note Short Futures	180	21,189,375	March 2011	300,407
US Long Bond Short Futures	20	2,442,500	March 2011	72,188
US 2Yr Treasury Note Short Futures	80	17,512,500	March 2011	18,750

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (including $1,240,642 of securities on loan) (1)	$272,714,120
Cash	384,942
Interest receivable	2,436,196
Subscriptions receivable	477,077
Receivable for investments sold	272,833

Total assets	276,285,168

LIABILITIES:
Due to investment adviser	155,298
Payable upon return of securities loaned	1,273,750
Redemptions payable	1,585,633
Variation margin on futures contracts	28,826

Total liabilities	3,043,507

NET ASSETS	$273,241,661

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,593,086
Additional paid-in capital	263,933,827
Net unrealized appreciation on investments and futures contracts	9,215,235
Accumulated net realized loss on investments and futures contracts	(2,500,487)

NET ASSETS	$273,241,661

NET ASSET VALUE PER OUTSTANDING SHARE	$10.54

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	25,930,862

(1) Cost of investments in securities	$263,406,926

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$10,354,112
Income from securities lending	2,854
Dividends	3,002

Total income	10,359,968

EXPENSES:
Management fees	1,531,891

NET INVESTMENT INCOME	8,828,077

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	1,442,918
Net realized loss on futures contracts	(1,232,175)
Change in net unrealized appreciation on investments	4,794,739
Change in net unrealized depreciation on futures contracts	(389,154)

Net realized and unrealized gain on investments and futures contracts	4,616,328

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,444,405

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$8,828,077	$7,948,326
Net realized gain (loss) on investments	1,442,918	(1,389,972)
Net realized loss on futures contracts	(1,232,175)	(1,095,674)
Change in net unrealized appreciation on investments	4,794,739	14,038,073
Change in net unrealized appreciation (depreciation) on futures contracts	(389,154)	15,199

Net increase in net assets resulting from operations	13,444,405	19,515,952

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,843,779)	(7,971,473)
From net realized gains		(520,059)

Total distributions	(8,843,779)	(8,491,532)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	194,773,826	106,673,206
Reinvestment of distributions	8,843,779	8,491,532
Redemptions of shares	(126,365,705)	(74,683,310)

Net increase in net assets resulting from share transactions	77,251,900	40,481,428

Total increase in net assets	81,852,526	51,505,848

NET ASSETS:
Beginning of period	191,389,135	139,883,287

End of period (1)	$273,241,661	$191,389,135

OTHER INFORMATION:

SHARES:
Sold	18,448,743	10,586,778
Issued in reinvestment of distributions	843,033	848,427
Redeemed	(12,032,281)	(7,434,498)

Net increase	7,259,495	4,000,707

(1) Including undistributed net investment income		$7,469

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Year Ended December 31,
	2010		2009	2008	2007	2006

Net Asset Value, Beginning of Period	$10.25	$	9.53	$9.90	$9.71	$9.71

Income from Investment Operations

Net investment income	0.41		0.48	0.52	0.44	0.42
Net realized and unrealized gain (loss)	0.29		0.75	(0.35)	0.19

Total Income From Investment’ Operations	0.70		1.23	0.17	0.63	0.42

Less Distributions

From net investment income	(0.41)		(0.48)	(0.52)	(0.44)	(0.42)
From net realized gains			(0.03)	(0.02)

Total Distributions	(0.41)		(0.51)	(0.54)	(0.44)	(0.42)

Net Asset Value, End of Period	$10.54	$	10.25	$9.53	$9.90	$9.71

Total Return ±	6.88%		13.07%	1.94%	6.68%	4.42%

Net Assets, End of Period ($000)	$273,242	$	191,389	$139,883	$195,931	$126,727

Ratio of Expenses to Average Net Assets	0.70%		0.70%	0.70%	0.70%	0.70%

Ratio of Net Investment Income to Average Net Assets	4.03%		4.91%	5.00%	4.73%	4.34%

Portfolio Turnover Rate	41.32%		35.56%	72.10%	55.74%	62.84%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission on December 31, 2010, but were not yet capitalized. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:

Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Municipal Bonds

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields and material event notices.

Equity Investments:

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Derivative Investments

Futures Contracts	Exchange traded close price.

Short Term Investments:	Amortized cost.

Securities Lending Collateral:	Matures next day and therefore priced at par.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, the inputs used to value the Portfolio’s investments are detailed in the following table. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year. Level 3 investments in securities were not considered a significant portion of the portfolio.

Description*		Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Fixed Income:
Commercial Mortgage Backed		-		20,475,328		-		20,475,328
Corporate Bonds and Notes		-		110,007,899		-		110,007,899
Foreign Government and Government Agency Bonds and Notes		-		7,006,115		-		7,006,115
Municipal Bonds		-		-		375		375
Residential Mortgage Backed		-		47,667,426		-		47,667,426
US Government and Government Agency Bonds and Notes		-		48,756,683		-		48,756,683
Other Debt		-		542,234		-		542,234
Equity Investments:
Preferred Stock		-		40,639		-		40,639
Short-term Investments and Securities Lending Collateral		-		38,217,421		-		38,217,421

Total Assets		0		272,713,745		375		272,714,120

Liabilities
Derivative Investments:
Futures Contracts Variation Margin		28,826		-		-		28,826

Total Liabilities		28,826		0		0		28,826

Total		$(28,826)		272,713,745		375		272,685,294

*Further breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2010:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2010	$-
Total realized gain (or losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date§	350
Purchases, sales and corporate actions	25
Transfers into (out of) Level 3	-

Ending Balance, December 31, 2010	$375

§Included in Change in net unrealized depreciation on investments on the Statement of Operations, and on the Statement of Changes in Net Assets.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Portfolio to be subject to larger short-term declines in value.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2010 were $26,606,426, $26,939,423 and 9.86%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2010 were $472,731, $339,662 and 0.12%, respectively.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily. Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $63,445,126 and $25,305,625, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $72,424,685 and $57,278,947, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $263,434,219. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,287,213 and gross depreciation of securities in which there was an excess of tax cost over value of $2,007,312, resulting in net appreciation of $9,279,901.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts to capitalize on expected changes in the shape of the yield curve. Two positions are opened and one of the paired positions is expected to outperform relative to the curve. The use of futures contracts involves risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of December 31, 2010 is as follows:

	Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value

Futures Contracts	Variation margin on futures contracts	$28,826

The effect of derivative instruments on the Statement of Operations for the year ended December 31, 2010 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount

Futures Contracts	Net realized loss on futures contracts	($1,232,175)	Change in net unrealized depreciation on futures contracts	($389,154)

The number of futures contracts held at December 31, 2010 is lower than the average outstanding during the year. As of December 31, 2010, the Portfolio held 435 futures contracts. The average number of futures contracts outstanding during the year was 305.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. On the Statement of Assets and Liabilities the security purchased with cash collateral is included in Investments in securities, while the corresponding liability appears as Payable upon return of securities loaned. The security is also included in the Schedule of Investments. As of December 31, 2010 the Portfolio had securities on loan valued at $1,240,642 and received collateral of $1,273,750 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

	2010	2009
Distributions paid from:
Ordinary income	$8,843,779	$7,971,473
Long-term capital gains	-	520,059

	$8,843,779	$8,491,532

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed capital gains	-

Net accumulated earnings	0

Net unrealized appreciation on investments	9,279,901
Capital loss carryforwards	(2,565,153)
Cumulative effect of other timing differences	-

Tax composition of capital	$6,714,748

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $8,233 from paid-in capital to overdistributed net investment income. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

At December 31, 2010, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $2,411,305 and $153,848 which expire in the years 2017 and 2018, respectively.

8.	TAX INFORMATION (unaudited)

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2010, 0% qualifies for the dividend received deduction available to the Portfolio’s corporate shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Federated Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Federated Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California

February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
(Year of Birth)
Length of Time Served
Sanford Zisman**	Attorney, Law Firm of Zisman & Ingraham, P.C.
(1939)
1982
Gail H. Klapper	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
(1943)
2007
Stephen G. McConahey	Chairman, SGM Capital, LLC
(1943)

(2011)

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years

Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.   CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)

(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.    The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.    The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4    The Audit Committee may approve audit and non-audit

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.    The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011